Segment Reporting - Schedule of Reconciliation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Net sales	$ 30,058	$ 23,198	$ 16,995
Income / (Loss) before income taxes	(3,043)	2,525	(4,821)
Reportable Segments
Segment Reporting Information [Line Items]
Net sales	30,571	23,566	17,410
Income / (Loss) before income taxes	(3,019)	2,543	(4,801)
Intersegment
Segment Reporting Information [Line Items]
Net sales	(513)	(368)	(415)
Income / (Loss) before income taxes	$ (24)	$ (18)	$ (20)